OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Accounts Receivables Abstract
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2023	2022

Government authorities	$226	$284
Grant receivables	88	63
Patent cost reimbursement	-	6
Prepaid expenses	909	995
Restricted cash	-	32
Suppliers advances	1,617	-
Other	133	102

	$2,973	$1,482